Long-Term Debt - Summary of the Company's Unsecured Senior Notes (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Carrying value	¥ 8,340,922	¥ 3,414,628
Unamortized discount and debt issuance costs	141,448	73,472
Total principal amounts of unsecured senior notes	8,482,370	3,488,100
US$500,000 1.375% notes due 2026 [Member]
Debt Instrument [Line Items]
Carrying value	¥ 3,204,309	¥ 3,414,628
Effective interest rate	1.74%
US$800,000 1.25% notes due 2027 [Member]
Debt Instrument [Line Items]
Carrying value	¥ 5,136,613
Effective interest rate	1.52%